Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	33,316	$340,488
PGIM Global Real Estate Fund (Class R6)	40,564	1,119,148
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	54,880	1,138,758
PGIM QMA Commodity Strategies Fund (Class R6)*	65,677	841,984
PGIM QMA Emerging Markets Equity Fund (Class R6)	148,248	1,902,021
PGIM QMA International Developed Markets Index Fund (Class R6)	377,530	5,561,018
PGIM QMA Large-Cap Core Equity Fund (Class R6)	342,784	7,493,255
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	173,935	2,546,405
PGIM QMA US Broad Market Index Fund (Class R6)	237,236	4,939,245
PGIM TIPS Fund (Class R6)	31,805	339,675
PGIM Total Return Bond Fund (Class R6)	140,491	2,045,545

Total Long-Term Investments (cost $20,663,159)		28,267,542

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $42,999)	42,999	42,999

TOTAL INVESTMENTS 100.1% (cost $20,706,158)(wd)		28,310,541
Liabilities in excess of other assets (0.1)%		(19,342)

Net Assets 100.0%		$28,291,199

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds